Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Advertising revenue	$ 11,079	$ 20,504	$ 26,946	$ 66,027
Gaming revenue	352,413	333,115	583,590	1,542,383
Total revenue	363,492	353,619	610,536	1,608,410
Operating expenses:
Cost of producing revenue	0	294,618	0	1,152,019
Depreciation and amortization	1,743	9,686	4,393	25,762
Directors fees	4,500	3,000	6,500	4,500
General and administrative	83,754	87,130	159,184	223,936
Salaries, wages, consultants and Benefits	104,399	274,923	547,927	536,911
Selling and marketing	161,142	33,630	657,821	347,717
Stock-based compensation	0	7,768	0	17,074
Total operating expenses	355,538	710,755	1,375,825	2,307,919
(Loss) Income before other income (expense) and income taxes	7,954	(357,136)	(765,289)	(699,509)
Other income (expense):
Foreign exchange gain (loss)	2,151	(4,798)	40,512	(484)
Loss on disposal of equipment	(2,332)	(5,792)	(9,209)	(11,166)
Interest and other income	772	836	1,826	1,046
Reversal of progressive jackpots Provision	0	193,051	0	193,051
Profit on the sale of subsidiaries (Note 3)	0	177,832	0	177,832
Profit from sale of US players and related assets (Note 4)	0	0	0	5,000
(Loss) Income before income taxes	8,545	3,993	(732,160)	(334,230)
Income tax expense	25	31,970	2,652	38,553
Net (loss) income	$ 8,520	$ (27,977)	$ (734,812)	$ (372,783)
Net (loss) income per common share, basic and diluted	$ 0	$ (0.001)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic and diluted	63,877,703	52,108,472	63,877,703	47,458,476